Marketable securities, Reconciliation of the movement FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of the movement FVOCI [Abstract]
Revaluation adjustments	$ (3)	$ 906	$ (31)	$ 303
Movement of expected credit losses on assets measured at FVOCI	(30)	2	(24)	(45)
Movement on marketable securities through OCI	$ (33)	$ 908	$ (55)	$ 258